Accounts Receivable, Net - Schedule of Accounts Receivable and Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Accounts Receivable and Allowance for Credit Losses [Abstract]
Accounts receivable	¥ 231,742	$ 31,749	¥ 266,076
Less: allowance for credit losses	(5,682)	(779)	(5,097)	$ (699)	¥ (3,546)	¥ (2,215)
Accounts receivable, net	¥ 226,060	$ 30,970	¥ 260,979